Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Net Revenue	$ 400,522	$ 388,231
Ireland
Segment Reporting Information [Line Items]
Net Revenue	100,835	114,090
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	75,642	84,088
United States
Segment Reporting Information [Line Items]
Net Revenue	184,090	150,064
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 39,955	$ 39,989